Segment information	12 Months Ended
Mar. 31, 2016
Segment information
Segment information

16. Segment information

        ASC 280 Disclosure about Segments of an Enterprise and Related Information, established standards for reporting information about operating segments in financial statements. Operating segments are defined as components of an enterprise engaging in business activities about which separate financial information is available that is evaluated regularly by the chief operating decision maker ("CODM") in deciding how to allocate resources and in assessing performance.

        The Group's chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results when making decisions about allocating resources and assessing performance of the Group. Consequently, the Group operates only in one operating segment.

Geographic area information

        Revenues by geographical location are as follows, based on the location of the customers:

	For the years ended March 31,
	2016	2015	2014
UK	$223,566	$159,866	$110,950
USA	202,855	204,541	167,038
Germany	86,332	64,723	49,648
Russia	32,748	36,022	35,835
Switzerland	23,489	10,800	7,057
Singapore	10,154	15,216	1,536
Rest of Europe	48,944	22,109	14,032
Other	22,664	7,271	12,235

Total revenues by geographical location	$650,752	$520,548	$398,331

        Geographical information about the Group's long-lived assets is based on physical location of the assets:

	As of March 31,
	2016	2015
USA	$30,211	$32,624
Romania	29,597	25,862
UK	15,327	15,847
Switzerland	11,746	5,812
Russia	9,375	11,910
Poland	8,236	2,918
Ukraine	7,419	10,467
Luxembourg	4,765	—
Germany	3,494	336
Cyprus	2,389	4,185
Other	3,223	1,488

Total	$125,782	$111,449

Client Information

        Revenues from the transactions with external customers with individual turnover over 10% and over 5% of total revenues are the following:

	For the years ended March 31,
	2016	2015	2014
Revenues over 10% of total revenues	340,189	293,761	206,253
Revenues over 5% of the total revenues	387,114	333,404	269,021